Goodwill - Key assumptions for cash-generating units (Details)	Sep. 30, 2018	Sep. 30, 2017
U.S
Disclosure of information for cash-generating units [line items]
Pre-tax WACC		11.70%
Long-term growth rate of net operating cash flows		2.00%
Northern Europe
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.10%	9.20%
Long-term growth rate of net operating cash flows	2.00%	1.90%
Canada
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	8.90%	8.90%
Long-term growth rate of net operating cash flows	2.00%	2.00%
France
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	8.60%	9.30%
Long-term growth rate of net operating cash flows	1.70%	2.00%
U.S. Commercial and State Government
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.90%
Long-term growth rate of net operating cash flows	2.00%
U.S. Federal
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.20%
Long-term growth rate of net operating cash flows	2.00%
U.K.
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	8.10%	8.10%
Long-term growth rate of net operating cash flows	1.90%	1.90%
ECS
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.00%	9.00%
Long-term growth rate of net operating cash flows	2.00%	1.90%
Asia Pacific
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	19.10%	17.20%
Long-term growth rate of net operating cash flows	2.00%	2.00%